Annual Total Returns - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2024
Fidelity Advisor Global Commodity Stock Fund - Class A
Bar Chart Table:
Annual Return 2014	(10.70%)
Annual Return 2015	(27.69%)
Annual Return 2016	30.10%
Annual Return 2017	18.19%
Annual Return 2018	(13.43%)
Annual Return 2019	17.49%
Annual Return 2020	5.75%
Annual Return 2021	25.73%
Annual Return 2022	20.39%
Annual Return 2023	(5.36%)
Fidelity Advisor Global Commodity Stock Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018